Vessels, Port Terminals and Other Fixed Assets, Net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Property Plant And Equipment [Line Items]
Balance December 31, 2014	$ 1,911,143
Balance June 30, 2015	1,869,694
Cost
Property Plant And Equipment [Line Items]
Balance December 31, 2014	2,425,931
Additions	5,788
Restructure of capital lease	(210)
Balance June 30, 2015	2,431,509
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance December 31, 2014	(514,788)
Additions	(47,027)
Balance June 30, 2015	(561,815)
Net Book Value
Property Plant And Equipment [Line Items]
Balance December 31, 2014	1,911,143
Additions	(41,239)
Restructure of capital lease	(210)
Balance June 30, 2015	$ 1,869,694